Share Capital (Details) - Schedule of nonvested stock options granted - Nukkleus Inc.[Member] - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Share Capital (Details) - Schedule of nonvested stock options granted [Line Items]
Number of Options Nonvested Beginning	3,800,000	1,000,000
Weighted Average Exercise Price Nonvested Beginning	$ 0.35	$ 2.5
Number of Options Granted		4,850,000	1,000,000
Weighted Average Exercise Price Granted		$ 0.29	$ 2.5
Number of Options Vested	(1,600,000)	(2,050,000)
Weighted Average Exercise Price Vested	$ (0.65)	$ (1.27)
Number of Options Nonvested Ending	2,200,000	3,800,000	1,000,000
Weighted Average Exercise Price Nonvested Ending	$ 0.12	$ 0.35	$ 2.5